Variable Interest Entities Narrative (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) loan securitization	Dec. 31, 2014 USD ($) loan	Dec. 31, 2013 USD ($) loan
Carrying amounts of consolidated VIE assets and liabilities associated with securitization trusts
Interest expense	$ 167	$ 171	$ 171	$ 158	$ 157	$ 172	$ 172	$ 182	$ 667	$ 683	$ 843
Cost of mortgages sold										$ 6,400	$ 18
Number of loans repurchased under recourse agreement | loan									13	9	20
Consolidated VIEs
Carrying amounts of consolidated VIE assets and liabilities associated with securitization trusts
Interest expense									$ 184	$ 163	$ 147
Real Estate Loans | Collateralized Mortgage Backed Securities
Carrying amounts of consolidated VIE assets and liabilities associated with securitization trusts
Cost of mortgages sold									5,100
Reserve for sale recourse obligations related to finance receivables sold									$ 6	$ 6
Number of loans repurchased under recourse agreement | securitization									0